INCOME TAXES - Schedule of Reconciliation of Effective Income Tax Rate and Federal Statutory Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of effective income tax rate and the federal statutory rate
Federal tax (benefit) at statutory rate	$ (774)	$ (541)	$ (617)
Stock compensation expense	25	62	127
Effect of differences in foreign tax rates	612	925	1,117
Effect of elimination of dividend distribution		3,239
Tax loss expiration	2,934
ASC 740-10 reserve	21	21	21
Change in deferred tax valuation allowance	(2,203)	(2,369)	1,394
Other	68	(63)	21
Total income tax expense	$ 683	$ 1,274	$ 2,063